VOYA VARIABLE PORTFOLIOS, INC.

Voya Global Value Advantage Portfolio

(“Portfolio”)

Supplement dated January 15, 2016

to the Portfolio’s Adviser Class, Class I, Class S, Service 2 Class, and Class T

Prospectus dated May 1, 2015 (“Prospectus”)

Effective December 31, 2015, Maya Venkatraman was added as a Portfolio Manager of the Portfolio. The Prospectus is revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Prospectus is hereby revised to include the following:

Maya Venkatraman
Portfolio Manager (since 12/15)

2.	The following paragraph was added to the sub-section entitled “Management of the Portfolios – the Sub-Advisers and Portfolio Managers – Voya Investment Management Co. LLC – Voya Global Value Advantage Portfolio”:

Maya Venkatraman, Portfolio Manager, joined Voya IM in 2011 as an analyst covering the global consumer discretionary, health care and telecommunication services sectors. Prior to joining Voya IM, Ms. Venkatraman was a member of the international value equity team at Systematic Financial Management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA VARIABLE PORTFOLIOS, INC.

Voya Global Value Advantage Portfolio

(“Portfolio”)

Supplement dated January 15, 2016

to the Portfolio’s Adviser Class, Class I, Class S, Service 2 Class, and Class T

Statement of Additional Information dated May 1, 2015 (“SAI”)

Effective December 31, 2015, Maya Venkatraman was added as a Portfolio Manager of the Portfolio. The SAI is revised as follows:

1.	The line item with respect to the Portfolio in the table within the sub-section entitled “Compensation” under the section entitled “Sub-Advisers – Portfolio Management” is replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Global Value Advantage	Christopher F. Corapi, Vincent Costa, CFA, Martin Jansen, Maya Venkatraman, and James Ying, CFA	MSCI All Country World IndexSM

2.	The tables within the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Sub-Adviser - Portfolio Management” are hereby revised to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Maya Venkatraman(1)	2	$1,121,674,960	0	$0	0	$0

(1) As of December 31, 2015.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Maya Venkatraman(1)	None

(1) As of December 31, 2015.

Portfolio Manager	Dollar Range of Fund Shares Owned Under Deferred Compensation
Maya Venkatraman(1)	$50,001 - $100,000

(1) As of December 31, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE